ADVANCES TO SUPPLIERS, NET - THIRD PARTIES (Tables)	12 Months Ended
Dec. 31, 2021
ADVANCES TO SUPPLIERS, NET - THIRD PARTIES
Schedule of Advances to Suppliers

	As of December 31,
	2020	2021
	RMB	RMB
Advances to suppliers - current	1,008,557,523	1,536,154,555
Advances to suppliers – non-current	—	296,709,363
Provision for advances to suppliers	(5,944,440)	—
Advances to suppliers, net	1,002,613,083	1,832,863,918